Other information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Notes And Other Explanatory Information Explanatory [Abstract]
Disclosure of detailed information about supplemental cash flow information [table text block]
Supplemental cash flow information
(€ million)	2018	2017	2016
Investment in consolidated subsidiaries and businesses
Current assets	44
Non-current assets	198
Net borrowings	11
Current and non-current liabilities	(47)
Net effect of investments	206
Fair value of investments held before the acquisition of control	(50)
Gain on a bargain purchase	(8)
Purchase price	148
less:
Cash and cash equivalents	(29)
Investment in consolidated subsidiaries and businesses net of cash and cash equivalent acquired	119
Disposal of consolidated subsidiaries and businesses
Current assets	328	166	6,526
Non-current assets	5,079	814	8,615
Net borrowings	785	(252)	(5,415)
Current and non-current liabilities	(3,470)	(205)	(6,334)
Net effect of disposals	2,722	523	3,392
Reclassification of foreign currency translation differences among other items of OCI	113		7
Fair value of share capital held after the sale of control	(3,498)		(1,006)
Fair value valuation for business combination	889
Gain (loss) on disposal	13	2,148	11
Non-controlling interest			(1,872)
Selling price	239	2,671	532
less:
Cash and cash equivalents	(286)	(9)	(894)
Disposal of consolidated subsidiaries and businesses net of cash and cash equivalent divested	(47)	2,662	(362)